Expense Example - Voya Solution 2035 Portfolio	Class ADV 1 Yr	Class ADV 3 Yrs	Class ADV 5 Yrs	Class ADV 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs	Class S2 1 Yr	Class S2 3 Yrs	Class S2 5 Yrs	Class S2 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs
USD ($)	125	422	741	1,644	75	266	473	1,071	100	344	608	1,361	115	391	688	1,532	146	484	846	1,866